Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Revenues to be Received on Committed Agreements	At December 31, 2018, the minimum future revenues to be received on committed time-charter party agreements and interest income from direct financing leases are as follows:

2019	$1,094,608
2020	977,926
2021	844,261
2022	688,537
2023	469,754
Thereafter	751,473
$4,826,559

Schedule of Commitment Under Operating Leases	Total commitments under these leases are as follows:
2019	$159,976
2020	159,171
2021	158,326
2022	151,696
2023	150,760
Thereafter	507,546
$1,287,475